Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Real estate investments:
Land	$ 5,369,238	$ 0
Building and improvements	24,243,072	0
Tenant origination and absorption costs	3,632,731	0
Total real estate investments, cost	33,245,041	0
Accumulated depreciation and amortization	(493,185)	0
Total real estate investments, net	32,751,856	0
Cash and cash equivalents	3,431,769	200,815
Restricted cash	245,604	0
Above-market lease intangibles, net	148,577	0
Investment in Rich Uncles REIT I	3,523,809	0
Due from affiliates	108,433
Prepaid expenses and other assets	1,092,512	0
TOTAL ASSETS	41,302,560	200,815
LIABILITIES & STOCKHOLDERS’ EQUITY
Unsecured credit facility, net	10,156,685	0
Mortgage note payable, net	7,113,701	0
Below-market lease intangibles, net	150,767
Accounts payable, accrued and other liabilities	1,070,219	0
Due to affiliates	383,422	7,000
TOTAL LIABILITIES	18,874,794	7,000
Commitments and contingencies (Note 9)
Redeemable common stock	196,660	0
Preferred stock, $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock $0.001 par value, 200,000,000 shares authorized, 2,458,881 and 20,000 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively	2,458	20
Additional paid-in-capital	23,643,435	199,980
Cumulative distributions and net losses	(1,414,787)	(6,185)
TOTAL STOCKHOLDERS' EQUITY	22,231,106	193,815
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	$ 41,302,560	$ 200,815